FINANCIAL RISK MANAGEMENT - Sensitivity analysis of exchange and interest rate risk (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / $	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)
Financial risk management
Borrowings		$ 151,996	$ 122,012
NDF	$ 47
Currency risk
Financial risk management
Net liability position in foreign currency	$ 2,252	137,670	$ 112,465
Estimated variation in exchange rate | $ / $	1.00
Estimated variation in consolidated amounts of foreign currency position		2,252
Interest rate risk
Financial risk management
Borrowings		48,554
NDF at variable rate	$ 440
Net financial debt not hedged		22,202
Variation in agreed interest rates (as a percent)	1.00%
Effect		$ 222